Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	¥ 544,584	$ 77,874	¥ (5,660,966)	¥ (12,424,134)
Net cash provided by investing activities	169,355,480	24,217,512	101,781,775	(352,234,205)
Net cash provided by financing activities	(29,736,647)	(4,252,284)	143,247,486	362,690,064
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(14,422,015)	(2,062,321)	916,355	(396,838)
Net decrease in cash and cash equivalents and restricted cash	125,741,402	17,980,781	240,284,650	(2,365,113)
Cash and cash equivalents and restricted cash at the beginning of the year	253,708,400	36,279,819	13,423,750	15,788,863
Cash and cash equivalents and restricted cash at the end of the year	¥ 379,449,802	$ 54,260,600	¥ 253,708,400	¥ 13,423,750